Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUE:
Voyage revenues	$ 30,840	$ 61,390	$ 43,211
Management & consulting fee income	365	365	170
Total Revenues	31,205	61,755	43,381
EXPENSES & OTHER OPERATING INCOME:
Voyage expenses	(3,936)	(5,373)	(1,128)
Vessel operating expenses	(16,090)	(18,012)	(13,808)
Depreciation	(4,725)	(5,600)	(3,910)
Depreciation of dry-docking costs	(4,185)	(4,646)	(2,751)
Administrative expenses	(3,541)	(2,876)	(2,610)
Administrative expenses payable to related parties	(713)	(1,412)	(1,361)
Share-based payments	0	0	(40)
Reversal of impairment	4,400	0	0
Gain from sale of vessel	3,876	0	0
Other (expenses)/income, net	(14)	(204)	171
Operating income	6,277	23,632	17,944
Interest income	2,634	375	8
Interest expense and finance costs	(4,354)	(2,320)	(3,262)
Gain from the modification of the Loan	417	0	0
Gain on derivative financial instruments	388	2,520	181
Foreign exchange gains/(losses), net	(90)	73	79
TOTAL INCOME FOR THE YEAR	5,272	24,280	14,950
Other Comprehensive Income	0	0	0
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 5,272	$ 24,280	$ 14,950
Earnings per share (U.S.$):
-Diluted income per share for the period	$ 0.26	$ 1.18	$ 1.01
-Basic income per share for the period	$ 0.26	$ 1.18	$ 1.01